Share-based Payments (Details) - Schedule of Options Over Unissued Shares Occurred for Share-Based Payments - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Options Over Unissued Shares Occurred For Share Based Payments [Abstract]
Number of options, Outstanding at 1 July (in Shares)	6,486,958	8,120,291
Weighted average exercise price, Outstanding at 1 July	$ 1.131	$ 1.041
Number of options, Granted during the year (in Shares)	2,500,000	840,000
Weighted average exercise price, Granted during the year	$ 0.35	$ 1.433
Number of options, Forfeited/cancelled during the year (in Shares)	(1,200,000)	(65,000)
Weighted average exercise price, Forfeited/cancelled during the year	$ 0.608	$ 0.6
Number of options, Exercised during the year (in Shares)		(2,408,333)
Weighted average exercise price, Exercised during the year	$ 0	$ 0.316
Number of options, Outstanding at 30 June (in Shares)	7,786,958	6,486,958
Weighted average exercise price, Outstanding at 30 June	$ 0.839	$ 1.131
Number of options, Exercisable at 30 June (in Shares)	7,786,958	6,486,958
Weighted average exercise price, Exercisable at 30 June	$ 0.839	$ 1.131